FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Electricity supply (Details)	12 Months Ended
Dec. 31, 2021 $ / T
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
LME Price	2,773.21
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
LME Price	1,450